Offsets	Sep. 26, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Quantum-Si Inc
Form or Filing Type	S-3
File Number	333-273934
Initial Filing Date	Aug. 11, 2023
Fee Offset Claimed	$ 1,517.73
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 13,772,589.45
Termination / Withdrawal Statement

(1)	On August 11, 2023, the Registrant filed a registration statement on Form S-3 (File No. 333-273934) registering such indeterminate number of shares of Class A common stock and preferred stock, such indeterminate principal amount of debt securities, such indeterminate number of warrants and rights to purchase Class A common stock, preferred stock or debt securities, and such indeterminate number of units, as shall have an aggregate initial offering price not to exceed $150,000,000 (the “Prior Registration Statement”). Pursuant to Rule 415(a)(6) of the Securities Act, the offering of the unsold securities registered under the Prior Registration Statement, will be deemed terminated as of the date of effectiveness of this registration statement. At the time of the termination of the offering under the Prior Registration Statement, there remained unsold $13,772,589.45 of securities registered under the Prior Registration Statement, for which the Registrant previously paid a registration fee of $16,530 based on the fee rate in effect at the time of the initial filing of the Prior Registration Statement. Pursuant to Rule 457(p), the Registrant is offsetting $1,517.73 of the filing fees associated with the filing of this registration statement with the fees previously paid to register the unsold securities under the Prior Registration Statement.

Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Quantum-Si Inc
Form or Filing Type	S-3
File Number	333-273934
Filing Date	Aug. 11, 2023
Fee Paid with Fee Offset Source	$ 16,530